UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

  AlphaOne Small Cap Opportunities Fund

  AlphaOne VIMCO Small Cap Value Fund

  AlphaOne NextGen Technology Fund

Semi-Annual Report	April 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-855-4-ALPHAONE.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-4-ALPHAONE. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all AlphaOne Funds if you invest directly with the Funds.

Investment Adviser:
AlphaOne Investment Services, LLC

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019

The Funds files its complete schedule of fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Forms N-Q and Form N-PORT reports are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-4-ALPHAONE; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND APRIL 30, 2019 (UNAUDITED)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%†

	Shares	Value
CONSUMER DISCRETIONARY — 0.9%
Movado Group	12,105	$431,542

CONSUMER STAPLES — 1.0%
Veritex Holdings	9,987	264,756
Weis Markets	6,104	256,673

		521,429

ENERGY — 3.5%
Natural Gas Services Group *	39,271	631,085
Panhandle Oil and Gas, Cl A	44,330	664,950
RPC	43,413	446,720

		1,742,755

FINANCIALS — 21.3%
Banner	14,166	751,081
Bryn Mawr Bank	20,879	795,281
CBTX	7,010	222,217
CenterState Bank	20,847	514,504
Columbia Banking System	22,820	856,663
Enterprise Financial Services	18,683	794,775
Financial Institutions	17,515	481,663
Flushing Financial	20,934	473,108
Heritage Financial	25,598	774,851
OceanFirst Financial	30,411	765,749
Old Second Bancorp	33,442	443,106
PacWest Bancorp	20,603	814,849
Pinnacle Financial Partners	15,526	901,595
Renasant	22,230	806,060
Sterling Bancorp	37,960	813,103
WSFS Financial	11,169	482,278

		10,690,883

HEALTH CARE — 15.1%
AtriCure *	29,790	894,296
Cambrex *	18,957	815,530
Hanger Orthopedic Group *	49,448	982,532
HealthStream *	34,219	895,853
Heska *	5,829	452,680
Lantheus Holdings *	46,638	1,126,774
NeoGenomics *	37,303	777,022
Supernus Pharmaceuticals *	18,204	668,633
US Physical Therapy	8,405	979,098

		7,592,418

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 35.4%
Altra Industrial Motion	25,189	$944,336
ASGN *	13,456	848,266
AZZ	20,021	950,797
Columbus McKinnon	24,981	983,252
CRA International	19,696	1,025,768
Ducommun *	21,140	857,861
DXP Enterprises *	26,164	1,122,174
Exponent	16,945	959,426
Federal Signal	38,014	1,093,663
GP Strategies *	54,841	698,126
Hurco	19,230	756,316
Kadant	8,932	876,140
Knight-Swift Transportation Holdings, Cl A	21,355	712,189
Lydall *	20,732	510,214
Marten Transport	35,176	695,781
Northwest Pipe *	43,780	1,049,407
NV5 Global *	16,348	1,035,482
Old Dominion Freight Line	5,320	794,170
SP Plus *	14,568	502,887
Sterling Construction *	97,676	1,324,487

		17,740,742

INFORMATION TECHNOLOGY — 20.6%
CalAmp *	59,917	875,388
Carbonite *	40,483	993,048
Computer Services	4,975	324,619
I3 Verticals, Cl A *	45,852	1,106,867
Ichor Holdings *	42,471	1,069,420
Inphi *	30,852	1,408,702
Novanta *	16,665	1,450,188
Presidio	56,798	853,106
Rudolph Technologies *	41,218	997,064
Upland Software *	26,964	1,253,556

		10,331,958

Total Common Stock (Cost $42,048,470)		49,051,727

SHORT-TERM INVESTMENT — 2.7%

BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 2.280% (A) (Cost $1,377,399)	1,377,399	1,377,399

Total Investments — 100.5% (Cost $43,425,869)		$50,429,126

Percentages are based on Net Assets of $50,167,007.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.
(A)	The rate reported is the 7-day effective yield as of April 30, 2019.

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND APRIL 30, 2019 (UNAUDITED)

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND APRIL 30, 2019 (UNAUDITED)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.8%†

	Shares	Value
COMMUNICATION SERVICES — 8.9%
AMC Networks, Cl A *	1,311	$76,575
Cars.com *	3,498	72,794
EW Scripps, Cl A	2,815	64,154
MSG Networks *	2,598	59,832

		273,355

CONSUMER DISCRETIONARY — 9.7%
AutoNation *	761	31,909
Gentherm *	1,296	54,898
Malibu Boats, Cl A *	957	39,830
Michaels *	3,308	37,182
Sportsman’s Warehouse Holdings *	7,024	31,327
Tenneco, Cl A	1,555	34,086
Winnebago Industries	1,901	67,239

		296,471

ENERGY — 3.0%
World Fuel Services	3,029	93,445

FINANCIALS — 26.5%
Argo Group International Holdings	889	69,404
Axis Capital Holdings	1,890	107,446
Bank OZK	1,649	53,840
Bridgewater Bancshares *	5,045	53,931
Donnelley Financial Solutions *	6,452	98,780
FirstCash	588	57,436
GAIN Capital Holdings	7,292	38,429
Home BancShares	2,415	46,344
Investors Bancorp	4,258	50,031
Kearny Financial	1,925	26,950
Navigators Group	571	39,936
Northrim BanCorp	1,110	39,394
TCF Financial	2,646	58,556
Virtus Investment Partners	575	70,501

		810,978

HEALTH CARE — 5.3%
Cambrex *	1,026	44,139
ICON *	261	35,647
Syneos Health, Cl A *	1,768	82,972

		162,758

INDUSTRIALS — 12.5%
AAR	1,666	56,261
AECOM *	1,384	46,917

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Air Lease, Cl A	2,541	$97,981
JELD-WEN Holding *	2,009	39,678
Lydall *	1,666	41,000
PGT Innovations *	3,865	56,661
Universal Forest Products	1,160	42,862

		381,360

INFORMATION TECHNOLOGY — 20.1%
ACI Worldwide *	2,408	85,532
Advanced Energy Industries *	812	46,901
Cardtronics *	1,107	39,586
Cirrus Logic *	1,044	49,673
Coherent *	364	53,876
CoreLogic *	1,741	70,702
Euronet Worldwide *	471	70,598
NCR *	3,190	92,351
Sabre	3,068	63,692
SolarEdge Technologies *	966	42,794

		615,705

MATERIALS — 5.9%
Owens-Illinois	3,108	61,414
Schweitzer-Mauduit International	1,926	68,508
Worthington Industries	1,241	49,801

		179,723

REAL ESTATE — 2.9%
GEO Group	4,409	88,268

Total Common Stock (Cost $2,915,641)		2,902,063

Total Investments — 94.8% (Cost $2,915,641)		$2,902,063

Percentages are based on Net Assets of $3,060,429.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND APRIL 30, 2019 (UNAUDITED)

SECTOR WEIGHTINGS*

* Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.5%†

	Shares	Value
COMMUNICATION SERVICES — 61.4%
Activision Blizzard	1,780	$85,814
Alphabet, Cl C *	33	39,220
AT&T	2,740	84,830
CBS, Cl B	1,610	82,545
Discovery *	2,930	90,537
Electronic Arts *	953	90,201
Facebook, Cl A *	460	88,964
NetEase ADR	320	91,050
Verizon Communications	1,480	84,641
Vivendi ADR	6,000	174,180
Vodafone Group ADR	4,580	84,821
Walt Disney	680	93,140
Weibo ADR *	1,030	70,555

		1,160,498

COSNSUMER DISCRETIONARY — 4.5%
Alibaba Group Holding ADR *	456	84,620

INFORMATION TECHNOLOGY — 28.6%
Ciena *	1,880	72,117
Corning	1,181	37,615
Lumentum Holdings *	2,247	139,246
Qualcomm	1,900	163,647
STMicroelectronics, Cl Y	7,000	128,450

		541,075

Total Common Stock (Cost $1,668,487)		1,786,193

Total Investments — 94.5% (Cost $1,668,487)		$1,786,193

Percentages are based on Net Assets of $1,890,091.
*	Non-income producing security.
†	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting periods.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Assets:	AlphaOne Small Cap Opportunities Fund	AlphaOne VIMCO Small Cap Value Fund	AlphaOne NextGen Technology Fund
Investments, at Value (Cost $43,425,869, $2,915,641 and $1,668,487)	$50,429,126	$2,902,063	$1,786,193
Cash	–	125,762	79,139
Dividends and Interest Receivable	14,154	469	2,539
Receivable for Capital Shares Sold	–	19,523	–
Receivable Due from Adviser	–	12,179	14,504
Receivable for Investment Securities Sold	–	–	267,872
Reclaims Receivable	–	–	376
Prepaid Expenses	27,125	19,908	19,860

Total Assets	50,470,405	3,079,904	2,170,483

Liabilities:
Payable for Investment Securities Purchased	–	–	262,999
Payable for Capital Shares Redeemed	153,679	99	–
Payable for Audit Fees	31,732	818	427
Payable Due to Adviser	22,992	–	–
Payable for Transfer Agent Fees	16,501	9,383	9,321
Payable Due to Trustees	9,777	–	–
Chief Compliance Officer Fees Payable	7,690	44	–
Payable Due to Administrator	7,397	6,164	7,397
Payable for Distribution Fees — Investor Class	244	65	72
Other Accrued Expenses	53,386	2,902	176

Total Liabilities	303,398	19,475	280,392

Net Assets	$50,167,007	$3,060,429	$1,890,091

NET ASSETS CONSIST OF:
Paid-in Capital	$26,638,612	$3,102,152	$1,747,533
Total Distributable Earnings/(Loss)	23,528,395	(41,723)	142,558

Net Assets	$50,167,007	$3,060,429	$1,890,091

Institutional Class Shares
Net Assets	$49,293,198	$2,676,475	$1,490,609
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	4,269,781	269,599	126,003
Net Asset Value, Offering and Redemption
Price Per Share*	$11.54	$9.93	$11.83

Investor Class Shares
Net Assets	$873,809	$383,954	$399,482
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	77,326	38,798	33,883
Net Asset Value, Offering and Redemption
Price Per Share*	$11.30	$9.90	$11.79

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS FOR THE SIX MONTHS ENDED APRIL 30, 2019 (UNAUDITED)

STATEMENTS OF OPERATIONS

	AlphaOne		AlphaOne
	Small Cap	AlphaOne	NextGen
	Opportunities	VIMCO Small	Technology
	Fund	Cap Value Fund	Fund
Investment Income
Dividends	$555,390	$17,617	$11,145
Less: Taxes Withheld	–	–	(533)

Total Investment Income	555,390	17,617	10,612

Expenses
Investment Advisory Fees	500,432	12,377	7,441
Administration Fees	62,209	37,192	44,631
Trustees’ Fees	17,909	918	767
Chief Compliance Officer Fees	4,758	189	132
Distribution Fees — Investor Class	1,222	292	434
Transfer Agent Fees	59,281	29,263	28,673
Audit Fees	33,101	1,020	627
Legal Fees	28,931	797	471
Registration and Filing Fees	19,760	12,106	12,149
Printing Fees	15,195	495	281
Pricing Fees	6,413	1,365	1,342
Custodian Fees	4,959	2,482	3,302
Offering Costs	–	12,633	12,008
Other Expenses	21,791	1,010	770

Total Expenses	775,961	112,139	113,028

Less:
Waiver of Investment Advisory Fees	(63,744)	(12,377)	(7,441)
Reimbursement from Investment Advisor	–	(80,054)	(93,538)
Fees Paid Indirectly	(168)	(163)	(44)

Net Expenses	712,049	19,545	12,005

Net Investment Loss	(156,659)	(1,928)	(1,393)

Net Realized Gain (Loss) on:
Investments	17,528,950	(21,442)	94,145

Net Realized Gain (Loss)	17,528,950	(21,442)	94,145

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,783,171)	173,577	142,439

Net Change in Unrealized Appreciation (Depreciation)	(15,783,171)	173,577	142,439

Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,745,779	152,135	236,584

Net Increase in Net Assets Resulting from Operations	$1,589,120	$150,207	$235,191

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE SMALL CAP OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	April 30, 2019	October 31,
	(Unaudited)	2018
Operations:
Net Investment Loss	$(156,659)	$(543,036)
Net Realized Gain on Investments	17,528,950	15,097,832
Net Change in Unrealized Appreciation (Depreciation) on Investments	(15,783,171)	(27,416,602)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,589,120	(12,861,806)

Distributions:
Institutional Class Shares	(14,829,642)	(8,119,588)
Investor Class Shares	(120,937)	(76,091)

Total Distributions:	(14,950,579)	(8,195,679)

Capital Share Transactions:
Institutional Class Shares:(1)
Issued	464,154	7,649,585
Reinvestment of Dividends and Distributions	13,477,474	7,129,542
Redeemed	(86,329,236)	(26,951,492)

Decrease from Institutional Class Capital Share Transactions	(72,387,608)	(12,172,365)

Investor Class Shares:
Issued	35,764	256,872
Reinvestment of Dividends and Distributions	116,829	75,038
Redeemed	(255,841)	(593,005)

Decrease from Investor Class Capital Share Transactions	(103,248)	(261,095)

Net Decrease in Net Assets from Capital Share Transactions	(72,490,856)	(12,433,460)

Total Decrease in Net Assets	(85,852,315)	(33,490,945)

Net Assets:
Beginning of Period/Year	136,019,322	169,510,267

End of Period/Year	$50,167,007	$136,019,322

Shares Issued and Redeemed:
Institutional Class Shares:(1)
Issued	38,653	522,808
Reinvestment of Dividends and Distributions	1,393,741	506,000
Redeemed	(7,681,324)	(1,872,265)

Total Decrease in Institutional Class Shares	(6,248,930)	(843,457)

Investor Class Shares:
Issued	3,293	18,193
Reinvestment of Dividends and Distributions	12,324	5,410
Redeemed	(22,962)	(42,683)

Total Decrease in Investor Class Shares	(7,345)	(19,080)

Net Decrease in Shares Outstanding	(6,256,275)	(862,537)

(1) On March 1, 2018, the I Class Shares of the AlphaOne Small Cap Opportunities Fund were renamed Institutional Class Shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE VIMCO SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	April 30, 2019	October 31,
	(Unaudited)	2018*
Operations:
Net Investment Loss	$(1,928)	$(3,245)
Net Realized Gain (Loss) on Investments	(21,442)	61,158
Net Change in Unrealized Appreciation (Depreciation) on Investments	173,577	(187,155)

Net Increase (Decrease) in Net Assets Resulting from Operations	150,207	(129,242)

Distributions:
Institutional Class Shares	(59,024)	—
Investor Class Shares	(3,664)	—

Total Distributions:	(62,688)	—

Capital Share Transactions:
Institutional Class Shares:
Issued	73,920	2,778,258
Reinvestment of Dividends and Distributions	57,700	—
Redeemed	(56,113)	(132,147)

Increase from Institutional Class Capital Share Transactions	75,507	2,646,111

Investor Class Shares:**
Issued	244,902	152,152
Reinvestment of Dividends and Distributions	3,664	—
Redeemed	(20,184)	—

Increase from Investor Class Capital Share Transactions	228,382	152,152

Net Increase in Net Assets from Capital Share Transactions	303,889	2,798,263

Total Increase in Net Assets	391,408	2,669,021

Net Assets:
Beginning of Period	2,669,021	—

End of Period	$3,060,429	$2,669,021

Shares Issued and Redeemed:
Institutional Class Shares:
Issued	7,797	274,427
Reinvestment of Dividends and Distributions	6,828	—
Redeemed	(5,765)	(13,688)

Total Increase in Institutional Class Shares	8,860	260,739

Investor Class Shares:**
Issued	25,634	14,876
Reinvestment of Dividends and Distributions	435	—
Redeemed	(2,147)	—

Total Increase in Investor Class Shares	23,922	14,876

Net Increase in Shares Outstanding	32,782	275,615

* Commenced operations on December 29, 2017.

** Investor class commenced operations on January 22, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE NEXTGEN TECHNOLOGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	April 30, 2019	October 31,
	(Unaudited)	2018*
Operations:
Net Investment Loss	$(1,393)	$(2,100)
Net Realized Gain (Loss) on Investments	94,145	(65,800)
Net Change in Unrealized Appreciation (Depreciation) on Investments	142,439	(24,733)

Net Increase (Decrease) in Net Assets Resulting from Operations	235,191	(92,633)

Capital Share Transactions:
Institutional Class Shares:
Issued	2,650	1,362,300
Redemption Fees — (See Note 2)	—	833
Redeemed	(99)	(7,172)

Increase from Institutional Class Capital Share Transactions	2,551	1,355,961

Investor Class Shares:**
Issued	39,679	634,008
Redemption Fees — (See Note 2)	—	267
Redeemed	(94,196)	(190,737)

Increase (Decrease) from Investor Class Capital Share Transactions	(54,517)	443,538

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(51,966)	1,799,499

Total Increase in Net Assets	183,225	1,706,866

Net Assets:
Beginning of Period	1,706,866	—

End of Period	$1,890,091	$1,706,866

Shares Issued and Redeemed:
Institutional Class Shares:
Issued	227	126,444
Redeemed	(10)	(658)

Total Increase in Institutional Class Shares	217	125,786

Investor Class Shares:**
Issued	3,511	58,114
Redeemed	(9,904)	(17,838)

Total Increase (Decrease) in Investor Class Shares	(6,393)	40,276

Net Increase (Decrease) in Shares Outstanding	(6,176)	166,062

* Commenced operations on December 29, 2017.

** Investor class commenced operations on January 22, 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS

FINANCIAL HIGHLIGHTS

				Selected Per Share Data & Ratios
				For a Share Outstanding Throughout the years or periods

	Net Asset Value Beginning of Year or Period	Net Investment Loss^	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Distributions from Investment Income	Distributions From Realized Gains	Net Asset Value, End of Year or Period	Total Return‡	Net Assets, End of Year or Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers & Reimbursed Fees)	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate‡
AlphaOne Small Cap Opportunities Fund
Institutional Class Shares
2019 ^^	$12.83	$(0.02)	$0.22	$0.20	$—	$(1.49)	$11.54	3.76%	$49,293	1.42%	1.55%	(0.31)%	11%
2018	14.79	(0.05)	(1.22)	(1.27)	—	(0.69)	12.83	(8.98)	134,952	1.35	1.35	(0.33)	23
2017	11.32	(0.04)	3.86	3.82	—	(0.35)	14.79	33.99	167,998	1.27	1.27	(0.26)	26
2016	12.27	(0.03)	(0.10)	(0.13)	—	(0.82)	11.32	(0.69)	127,013	1.30	1.30	(0.27)	27
2015	12.46	(0.05)	1.24	1.19	—	(1.38)	12.27	10.43	141,512	1.38 (1)	1.28	(0.38)	40
2014	12.42	(0.06)	0.72	0.66	(0.02)	(0.60)	12.46	5.47	131,663	1.42 (1)	1.28	(0.48)	75
Investor Class Shares
2019 ^^	$12.61	$(0.03)	$0.21	$0.18	$—	$(1.49)	$11.30	3.66%	$874	1.68%	1.85%	(0.63)%	11%
2018	14.57	(0.08)	(1.19)	(1.27)	—	(0.69)	12.61	(9.12)	1,067	1.60	1.60	(0.58)	23
2017	11.19	(0.07)	3.80	3.73	—	(0.35)	14.57	33.57	1,512	1.52	1.52	(0.53)	26
2016	12.15	(0.06)	(0.08)	(0.14)	—	(0.82)	11.19	(0.79)	737	1.55	1.55	(0.51)	27
2015	12.38	(0.08)	1.23	1.15	—	(1.38)	12.15	10.15	779	1.62 (1)	1.53	(0.63)	40
2014	12.36	(0.09)	0.71	0.62	—	(0.60)	12.38	5.28	646	1.67 (1)	1.53	(0.74)	75
AlphaOne VIMCO Small Cap Value Fund
Institutional Class Shares(2)
2019 ^^	$9.68	$(0.01)	$0.49	$0.48	$—	$(0.23)	$9.93	5.33%	$2,676	1.40%	8.15%	(0.13)%	21%
2018	10.00	(0.01)	(0.31)	(0.32)	—	—	9.68	(3.20)	2,525	1.40	11.37	(0.17)	34
Investor Class Shares(3)
2019 ^^	$9.67	$(0.01)	$0.47	$0.46	$—	$(0.23)	$9.90	5.13%	$384	1.66%	8.16%	(0.30)%	21%
2018	10.19	(0.03)	(0.49)	(0.52)	—	—	9.67	(5.10)	144	1.66	10.71	(0.41)	34
AlphaOne NextGen Technology Fund
Institutional Class Shares(2)
2019 ^^	$10.28	$(0.01)	$1.56	$1.55	$—	$—	$11.83	15.08%	$1,491	1.40%	13.60%	(0.12)%	611%
2018	10.00	(0.01)	0.29	0.28	—	—	10.28	2.80	1,294	1.40	17.46	(0.11)	732
Investor Class Shares(3)
2019 ^^	$10.26	$(0.02)	$1.55	$1.53	$—	$—	$11.79	14.91%	$399	1.65%	13.93%	(0.34)%	611%
2018	10.70	(0.03)	(0.41)	(0.44)	—	—	10.26	(4.11)	413	1.65	16.73	(0.40)	732

^	Calculation using average shares for the period.
^^	For the six months ended April 30, 2019 (unaudited). All ratios for the period have been annualized.
‡

Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Ratio includes previously waived investment advisory fees recaptured. The net expense ratio would have been lower absent the impact of the recaptured fees.
(2)	Commenced operations on December 29, 2017. All ratios for the period have been annualized.
(3)	Commenced operations on January 22, 2018. All ratios for the period have been annualized.

Amounts Designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the AlphaOne Small Cap Opportunities Fund, the AlphaOne VIMCO Small Cap Value Fund and the AlphaOne NextGen Technology Fund (each a “Fund” and collectively the “Funds”). The AlphaOne Small Cap Opportunities Fund commenced operations on March 31, 2011. The AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund commenced operations on December 29, 2017. The investment objective of the Funds is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The AlphaOne Small Cap Opportunities Fund and the AlphaOne VIMCO Small Cap Value Fund are classified as “diversified” funds. The AlphaOne NextGen Technology Fund is classified as a “non-diversified” fund.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

All investment companies held in the Funds’ portfolios are valued at the published net asset value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

Level 3 – Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2019, the Funds did not have any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Classes — Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds in the Trust and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2019, offering costs were fully amortized for the AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 90 days. The redemption fee is recorded as an increase paid-in capital. For the six-month period ended April 30, 2019, there were no redemption fees retained by the Funds.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income (loss) and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Fund Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2019, the Funds paid for these services $62,209, $37,192 and $44,631 for the AlphaOne Small Cap Opportunities Fund, AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund, respectively.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds’ average daily net assets attributable to the Investor Class Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of Institutional Class Shares of the Funds. This amount is included in “Distribution Fees — Investor Class” on the Statements of Operations.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended April 30, 2019, the AlphaOne Small Cap Opportunities Fund, AlphaOne VIMCO Small Cap Value Fund and AlphaOne NextGen Technology Fund earned cash credits of $168, $163 and $44, respectively, which were used to offset transfer agent expenses. This amount is included in “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.	Investment Advisory Agreement:

AlphaOne Investment Services, LLC serves as the Adviser (the “Adviser”) to the Funds. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the AlphaOne Small Cap Opportunities Fund and 0.90% of the average daily net assets of the AlphaOne VIMCO Small Cap Value and AlphaOne NextGen Technology Funds. The Adviser may, from its own resources, compensate broker dealers whose clients purchase shares of the Funds. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Funds’ net operating expenses (excluding 12b-1 Fees, Shareholder Servicing Fees, interest and dividends expense on securities sold short, interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.50% of the AlphaOne Small Cap Opportunity Fund’s average daily net assets until February 28, 2020 and 1.40% of the AlphaOne VIMCO Small Cap Value and AlphaOne NextGen Technology Funds average net assets until February 28, 2021. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses in order to keep the AlphaOne Small Cap Opportunity Fund net operating expenses (excluding excluded expenses) from exceeding 1.42% of the Fund’s average daily net assets. The Adviser intends to continue this voluntary expense limitation until further notice, but may discontinue all or part of it at any time.

If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Funds’ total annual fund operating expenses (not including excluded expenses) and the amounts listed above to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. As of April 30, 2019, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were as follows:

	Expiring in 2021	Expiring in 2022	Total
AlphaOne Small Cap Opportunities Fund	$-	$63,744	$63,744
AlphaOne VIMCO Small Cap Value Fund	55,906	216,025	271,931
AlphaOne NextGen Technology Fund	60,435	231,642	292,077

6.	Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the period ended April 30, 2019, were as follows:

		Sales and
	Purchases	Maturities
AlphaOne Small Cap Opportunities Fund	$10,765,289	$92,562,081
AlphaOne VIMCO Small Cap Value Fund	717,149	545,359
AlphaOne NextGen Technology Fund	9,988,900	10,118,830

There were no purchases or sales of long-term U.S. Government securities for the Fund.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss),

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Funds declared during the fiscal years ended October 31, were as follows:

Undistributed
Net Investment
Income
AlphaOne Small Cap Opportunities Fund
2018	$8,195,679
2017	3,912,802

As of October 31, 2018, the components of Distributable Earnings for the Funds on a tax basis were as follows:

	Undistributed	Late Year	Capital Loss	Unrealized	Other	Total
	Long-Term	Loss	Carry-	Appreciation/	Temporary	Distributable
	Capital Gain	Deferral	Forward	(Depreciation)	Differences	Earnings

AlphaOne Small Cap Opportunities Fund	$14,896,495	$(564,678)	$—	$22,558,047	$(10)	$36,889,854
AlphaOne VIMCO Small Cap Value Fund	62,682	—	—	(191,924)	—	(129,242)
AlphaOne NextGen Technology Fund	—	(507)	(6,991)	(85,135)	—	(92,633)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2018 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at April 30, 2019 were as follows:

		Aggregate	Aggregate
	Federal	Gross	Gross	Net
	Tax	Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
AlphaOne Small Cap Opportunities Fund	$43,425,869	$9,778,650	$(2,775,393)	$7,003,257
AlphaOne VIMCO Small Cap Value Fund	2,915,641	217,728	(231,306)	(13,578)
AlphaOne NextGen Technology Fund	1,668,487	121,583	(3,877)	117,706

8.	Loans of Portfolio Securities:

The Funds may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in Tri-Party Repurchase Agreement. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Funds. The Funds record securities lending income net of such allocations. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. In the event of default, the Funds may use the collateral received to offset the position on loan not returned by the borrower. As of April 30, 2019, the Funds had no securities on loan.

9.	Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Concentration of Risks:

Equity Risk – Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Funds may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Small Cap Company Risk – Small cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, small cap companies may be less financially secure than large- and mid-capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Small cap stock prices may be more volatile than large- and mid-capitalization companies and such stocks may be more thinly traded and thus difficult for the Funds to buy and sell in the market.

Value Style Risk – Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Funds could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Active Management Risk – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to their benchmark index or other funds with similar objectives and investment strategies.

Technology Companies Risk – Technology companies may have limited product lines, markets, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Small-Capitalization and Mid-Capitalization Company Risk – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Large-Capitalization Company Risk – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

Foreign Company Risk – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Non-Diversification Risk – The AlphaOne NextGen Technology Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent that the Funds invest their assets in a smaller number of issuers, the Funds will be more susceptible to negative events affecting those issuers than a diversified fund.

ETFs Risk – ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Funds invest in ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Funds’ investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Special Situations Risk – Investments in special situations may involve greater risks when compared to other investment strategies. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contem-

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

plated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Funds may be unable to recoup some or all of their investments.

11.	Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders, were as follows:

	No. of	%
	Shareholders	Ownership

AlphaOne Small Cap Opportunities Fund, Institutional Class Shares	2	27%
AlphaOne Small Cap Opportunities Fund, Investor Class Shares	2	56%
AlphaOne VIMCO Small Cap Value Fund, Institutional Class Shares	1	42%
AlphaOne VIMCO Small Cap Value Fund, Investor Class Shares	2	48%
AlphaOne NextGen Technology Fund, Institutional Class Shares	3	80%
AlphaOne NextGen Technology Fund, Investor Class Shares	3	71%

12.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

13.	New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

14.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	11/1/18	4/30/19	Ratios	Period*

AlphaOne Small Cap Opportunities Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,037.60	1.42%	$7.17
Investor Class Shares	1,000.00	1,036.60	1.68%	8.48
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.80	1.42%	$7.10
Investor Class Shares	1,000.00	1,016.50	1.68%	8.40

AlphaOne VIMCO Small Cap Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,053.30	1.40%	$7.13
Investor Class Shares	1,000.00	1,051.30	1.66%	8.44
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.90	1.40%	$7.00
Investor Class Shares	1,000.00	1,016.60	1.66%	8.30

AlphaOne NextGen Technology Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,150.80	1.40%	$7.47
Investor Class Shares	1,000.00	1,149.10	1.65%	8.79
Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,017.90	1.40%	$7.00
Investor Class Shares	1,000.00	1,016.60	1.65%	8.25

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

BOARD CONSIDERATIONS IN RENEWING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 26, 2019 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND	ALPHAONE CAPITAL PARTNERS APRIL 30, 2019 (UNAUDITED)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The AlphaOne Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-4-ALPHAONE

Adviser:

AlphaOne Investment Services, LLC

789 E. Lancaster Avenue

Suite 120

Villanova, PA 19085

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by

a current prospectus for the Funds described.

ACP-SA-003-0800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019